Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Trade Receivables, Net

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$94,232,032	$107,294,445	$3,272,170
Less: Allowance for impairment loss	332,756	407,133	12,416

	93,899,276	106,887,312	3,259,754
At FVTOCI	5,637,485	6,532,508	199,222

	$99,536,761	$113,419,820	$3,458,976

Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix
The following table details the loss allowance of trade receivables based on the Group’s provision matrix.
December 31, 2023

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$87,272,289	$4,915,827	$1,334,335	$251,769	$457,812	$94,232,032
Loss allowance (Lifetime ECLs) (Retrospectively Adjusted)	(11,118)	(1,521)	(17,260)	(131,650)	(171,207)	(332,756)

	$87,261,171	$4,914,306	$1,317,075	$120,119	$286,605	$93,899,276

December 31, 2024

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$98,650,390	$6,644,672	$1,431,402	$472,061	$95,920	$107,294,445
Loss allowance (Lifetime ECLs)	(31,490)	(4,262)	(57,708)	(229,042)	(84,631)	(407,133)

	$98,618,900	$6,640,410	$1,373,694	$243,019	$11,289	$106,887,312

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$3,008,551	$202,643	$43,654	$14,397	$2,925	$3,272,170
Loss allowance (Lifetime ECLs)	(960)	(130)	(1,760)	(6,985)	(2,581)	(12,416)

	$3,007,591	$202,513	$41,894	$7,412	$344	$3,259,754

Summary of Movements of Loss Allowance of Trade Receivables
The movements of the loss allowance of trade receivables were as follows:

	December 31
	2022	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$103,353	$164,408	$332,756	$10,148
Remeasurement of loss allowance	59,490	108,672	154,301	4,706
Acquisition through business combinations	-	67,034	-	-
Amounts written off	-	(8,376)	(92,319)	(2,816)
Effects of foreign currency exchange differences	1,565	1,018	12,395	378

Balance at December 31	$164,408	$332,756	$407,133	$12,416

Summary of Loss Allowance For Current Financial Assets At Fair Value Routed Through Other Comprehensive Income
The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.
December 31, 2023

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%

Gross carrying amount	$5,548,363	$5	$76,717	$12,400	$5,637,485
Loss allowance (Lifetime ECLs)	-	-	-	-	-

	$5,548,363	$5	$76,717	$12,400	$5,637,485

December 31, 2024

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%

Gross carrying amount	$6,407,425	$5,549	$106,134	$13,400	$6,532,508
Loss allowance (Lifetime ECLs)	-	-	-	-	-

	$6,407,425	$5,549	$106,134	$13,400	$6,532,508

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%	0%	0%

Gross carrying amount	$195,408	$169	$3,237	$408	$199,222
Loss allowance (Lifetime ECLs)	-	-	-	-	-

	$195,408	$169	$3,237	$408	$199,222

Disclosure of transferred financial assets that are not derecognised in their entirety
The Group’s outstanding trade receivables transferred but not yet due were as follows:

Counterparty	Receivables Factoring Proceed	Reclassified to Other Receivables	Advances Received - Unused	Advances Received - Used	Annual Interest Rates on Advances Received (%)

December 31, 2023

BNP Paribas	EUR 28,545	EUR 28,545	EUR 27,206	EUR -	-